Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2015
Retirement Plans [Abstract]
Schedule Of Expenses For Retirement, Profit-Sharing Plans, Excess Benefit Plans And Other Similar Plans

For the Years Ended December 31,
2015	2014	2013

$11,970	$13,838	$14,511